Schedule of Estimated Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,556	$ 55	$ 3,049	$ 144	$ 215	$ 141	$ 548	$ 3,600
Research and development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	394	34	761	88	124	91	369	1,130
General and administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,162	$ 21	$ 2,288	$ 56	$ 91	$ 50	$ 179	$ 2,470